AUCTUS CONVERTIBLE DEBT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	May 27, 2020	May 22, 2020
Convertible notes payable - short-term	$ 679,000	$ 897,000	$ 951,000
Debt discount and issuance costs to be amortized	0	(14,000)
Debt discount and issuance costs to be amortized		(14,000)	(262,000)
Convertible notes payable	0	161,000	1,930,000
Convertible notes payable - Short term	579,000	736,000	0
Auctus March 31 2020 Note [Member]
Convertible notes payable - Short term		161,000	113,000
Auctus Member
Convertible notes payable	0	161,000
Convertible notes payable - Short term					$ 328,422
Auctus Prepayment Penalty
Convertible notes payable	350,000	350,000
Convertible notes payable - Short term		350,000	0
Auctus Tranche 1 [Member]
Convertible notes payable - Short term		0	700,000
AuctusTranche 2 [Member]
Convertible notes payable	$ 329,000	400,000
Convertible notes payable - Short term		$ 400,000	$ 400,000	$ 400,000